Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liability
Warrant Liability

Note 10. Warrant Liability

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the condensed consolidated statements of operations. (See Notes 7 and 8)

The Warrant liability at June 30, 2023 was as follows:

Trading and Overallotment Warrants	$1,207,500
Note Warrants	32,941
Offering Warrants	272,746
Total	$1,513,187

The Warrants outstanding at June 30, 2023 are as follows:

Trading and Overallotment Warrants	8,812,500
Note warrants	235,295
Offering Warrants	2,248,521
Warrants issued for services arrangement	135,000
Total	11,431,316

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value from December 31, 2022 and the changes in the Offering Warrants liability of the Level 2 warrants issued on February 6, 2023 through June 30, 2023.

Total

FMV of Note Warrants	$30,588
FMV of Trading and Overallotment Warrants	1,121,250
FMV of Offering Warrants, at issuance	455,326
Change in fair value of warrant liability for the six months ended June 30,2023	(93,977)

Fair Value at June 30, 2023	$1,513,187

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 10. Warrant Liability

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations and comprehensive loss. (See Notes 7 and 8)

The Warrant liability at December 31, 2022 was as follows:

Note Warrants	$30,588
Trading and Overallotment Warrants	1,121,250
Total	$1,151,838

The Warrants outstanding at December 31, 2022 were as follows:

Note warrants	235,295
Trading and Overallotment Warrants	8,812,500
Total	9,047,795

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through December 31, 2022	(4,784,559)

Fair Value at December 31, 2022	$1,151,838

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021